UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23417

X-Square Balanced Fund, LLC

(Exact name of Registrant as specified in charter)

Popular Center

209 Munoz Rivera, Suite 1111

San Juan, Puerto Rico 00918

(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number, including Area Code: +1 (787) 282-1621

Joshua B. Deringer

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021 - June 30, 2021

1

Item 1. Report to Stockholders.

(a)

X-SQUARE BALANCED FUND, LLC

First mutual fund in Puerto Rico registered with the SEC

Semi-Annual Report

June 30, 2021

SCAN ME

www.xsquarecapital.com
info@squarecapital.com
(787) 282-1621

Suite 1111, Popular Center
208 Ponce de León Ave.
San Juan, PR 00918

TICKER	SHARE CLASS
SQBFX	Class A
SQCBX	Class C
SQBIX	Institutional Class

Table of Contents

Portfolio Update	1
Disclosure of Fund Expenses	4
Schedule of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	20
Additional Information	27

X-Square Balanced Fund	Portfolio Update
June 30, 2021 (Unaudited)

Average Annual Total Returns (as of June 30, 2021)

	6 Month	1 Year	Since Inception*
X- Square Balanced Fund - A - NAV	8.27%	22.63%	14.74%
X- Square Balanced Fund - A - LOAD	4.23%	18.03%	12.13%
X- Square Balanced Fund - C - NAV	7.91%	21.79%	13.86%
X- Square Balanced Fund - C - LOAD	6.91%	20.79%	13.86%
X- Square Balanced Fund - Institutional -NAV	8.33%	22.88%	15.02%
S&P 500 Total Return Index(a)	15.25%	40.79%	24.66%
60% S&P 500 and 40% Bloomberg Barclays US Aggregate(b)	8.28%	23.02%	16.27%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. The table shown above does not reflect the dedication of taxes that a Shareholder would pay on Fund distributions or the redemption of Fund shares but does reflect the reinvestment of all dividends and distributions. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (787) 282-1621 or by visiting www.xsquarecapital.com.

Fund performance reflects contractual reimbursements in effect. In their absence, performance would be reduced. X-Square Capital, LLC (the “Adviser”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, for at least one year from the effective date of the Fund’s prospectus, to ensure that Net Annual Operating Expenses will not exceed 2.75%, 3.50% and 2.50% of the Fund’s average daily net assets for Class A, Class C and Institutional Class, respectively. The Adviser may not terminate this waiver arrangement without the approval of the Fund’s Board of Managers.

*	Fund’s inception date is November 1, 2019.

(a)	S&P 500® Total Return Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Total return assumes reinvestment of any dividends and distributions realized during a given time period. This index does not incur expenses and is not available for direct investment.
(b)	The 60/40 blend is composed of 60% Standard & Poor’s 500 Index (S&P) and 40% Bloomberg Barclays U.S. Aggregate Bond Index (BC Agg) and assumes monthly rebalancing. The S&P is an unmanaged index that is widely regarded as the standard for measuring large-cap U.S. stock market performance. The BC Agg is an unmanaged index that is widely regarded as a standard for measuring U.S. investment grade bond market performance. These indices do not incur expenses and are not available for direct investment. These indices include reinvestment of dividends and/or interest income.

Semi-Annual Report | June 30, 2021	1

X-Square Balanced Fund	Portfolio Update
June 30, 2021 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

U.S. Treasury Note	32.53%
Suncor Energy, Inc.	2.41%
Alphabet, Inc.	1.71%
Target Corp.	1.69%
Vipshop Holdings, Ltd.	1.69%
Diamondback Energy, Inc.	1.60%
Micron Technology, Inc.	1.60%
Ally Financial, Inc.	1.55%
Facebook, Inc.	1.55%
Advanced Micro Devices, Inc.	1.51%
Top Ten Holdings	47.84%

Portfolio Composition (as a % of Net Assets)*

Common Stock - US	50.06%
Common Stock - Foreign	15.81%
Government Bond	34.24%
Other Liabilities in Excess of Assets	-0.11%
Net Assets	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

2	www.xsquarecapital.com

X-Square Balanced Fund	Portfolio Update
June 30, 2021 (Unaudited)

Growth of $10,000 (as of June 30, 2021)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

Semi-Annual Report | June 30, 2021	3

X-Square Balanced Fund	Disclosure of Fund Expenses
June 30, 2021 (Unaudited)

Examples. As a shareholder of the X-Square Balanced Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2021 and held through June 30, 2021.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period 1/1/21 to 6/30/21” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4	www.xsquarecapital.com

X-Square Balanced Fund	Disclosure of Fund Expenses
June 30, 2021 (Unaudited)

	Beginning Account Value 1/01/2021	Ending Account Value 6/30/21	Expense Ratio	Expenses Paid During period 1/1/21 to 6/30/21(a)
Class A:
Actual Fund Return	$1,000.00	$1,082.70	2.75%	$14.20
Hypothetical Fund Return	$1,000.00	$1,011.16	2.75%	$13.71
Class C:
Actual Fund Return	$1,000.00	$1,079.10	3.50%	$18.04
Hypothetical Fund Return	$1,000.00	$1,007.44	3.50%	$17.42
Institutional Class:
Actual Fund Return	$1,000.00	$1,083.30	2.50%	$12.91
Hypothetical Fund Return	$1,000.00	$1,012.40	2.50%	$12.47

(a)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account values over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

Semi-Annual Report | June 30, 2021	5

X-Square Balanced Fund	Schedule of Investments
June 30, 2021 (Unaudited)

Description	Shares	Value
COMMON STOCKS (65.87%)
COMMUNICATIONS (4.15%)
Alphabet, Inc., Class C(a)	156	$390,985
Facebook, Inc., Class A(a)	1,015	352,926
Zillow Group, Inc., Class C(a)	1,689	206,430
		950,341

CONSUMER DISCRETIONARY (13.90%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	1,378	312,503
Amazon.com, Inc.(a)	86	295,854
Copart, Inc.(a)	2,116	278,952
General Motors Co.(a)	4,554	269,460
Home Depot, Inc.	748	238,530
Lennar Corp., Class A	2,544	252,746
MercadoLibre, Inc.(a)	205	319,347
PulteGroup, Inc.	4,452	242,946
TJX Cos., Inc.	4,337	292,401
Tractor Supply Co.	1,521	282,997
Vipshop Holdings, Ltd., ADR(a)	19,250	386,540
		3,172,276

CONSUMER STAPLES (9.41%)
Altria Group, Inc.	4,984	237,637
Calavo Growers, Inc.	3,044	193,050
Costco Wholesale Corp.	744	294,378
Dollar General Corp.	1,350	292,127
Mission Produce, Inc.(a)	7,831	162,180
Philip Morris International, Inc.	3,098	307,043
Target Corp.	1,599	386,542
Walmart, Inc.	1,945	274,284
		2,147,241

ENERGY (4.01%)
Diamondback Energy, Inc.	3,901	366,265
Suncor Energy, Inc.	22,968	550,543
		916,808

FINANCIALS (10.00%)
Ally Financial, Inc.	7,112	354,462
Bank of America Corp.	8,360	344,682

See Notes to Financial Statements.
6	www.xsquarecapital.com

X-Square Balanced Fund	Schedule of Investments
June 30, 2021 (Unaudited)

Description	Shares	Value
FINANCIALS (continued)
Berkshire Hathaway, Inc., Class B(a)	1,112	$309,047
Chubb, Ltd.	1,473	234,119
First BanCorp	6,012	71,663
JPMorgan Chase & Co.	2,108	327,878
Marsh & McLennan Cos., Inc.	1,783	250,832
OFG Bancorp	3,525	77,973
Popular, Inc.	1,151	86,383
Truist Financial Corp.	4,081	226,496
		2,283,535

HEALTH CARE (4.52%)
Amgen, Inc.	1,103	268,856
Bausch Health Cos., Inc.(a)	9,500	278,540
Johnson & Johnson	1,704	280,717
Teva Pharmaceutical Industries, Ltd., Sponsored ADR(a)	20,531	203,257
		1,031,370

INDUSTRIALS (4.58%)
Fastenal Co.	4,411	229,372
General Dynamics Corp.	1,593	299,898
Lockheed Martin Corp.	697	263,710
United Rentals, Inc.(a)	793	252,975
		1,045,955

MATERIALS (2.70%)
Freeport-McMoRan, Inc.	2,900	107,619
Glencore PLC, ADR	32,385	276,891
Rio Tinto PLC, ADR	1,303	109,309
Vale SA, ADR	5,407	123,334
		617,153

TECHNOLOGY (11.78%)
Advanced Micro Devices, Inc.(a)	3,672	344,911
Akamai Technologies, Inc.(a)	1,010	117,766
Apple, Inc.	1,541	211,055
Fortinet, Inc.(a)	526	125,288
Garmin, Ltd.	2,337	338,024
MarketAxess Holdings, Inc.	401	185,900
Mastercard, Inc., Class A	552	201,530

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2021	7

X-Square Balanced Fund	Schedule of Investments
June 30, 2021 (Unaudited)

Description	Shares	Value
TECHNOLOGY (continued)
Micron Technology, Inc.(a)	4,309	$366,180
Palo Alto Networks, Inc.(a)	315	116,881
PayPal Holdings, Inc.(a)	832	242,511
Shopify, Inc., Class A(a)	228	333,103
SolarWinds Corp.(a)	6,532	110,325
		2,693,474

UTILITIES (0.82%)
Iberdrola SA, Sponsored ADR	3,842	187,701

TOTAL COMMON STOCKS (Cost $12,948,627)		15,045,854

	Principal Amount	Value
GOVERNMENT BONDS (34.24%)
U.S. Treasury Notes
07/31/22, 0.13%	$7,442,500	$7,443,081
01/31/25, 1.38%	126,500	129,974
10/31/21, 1.50%	199,800	200,757
10/31/26, 1.63%	45,600	47,230

TOTAL GOVERNMENT BONDS (Cost $7,815,563)		7,821,042

TOTAL INVESTMENTS (100.11%) (Cost $20,764,190)		22,866,896
Liabilities in Excess of Other Assets (-0.11%)		(24,130)
NET ASSETS (100.00%)		$22,842,766

(a)	Non-income producing security.

See Notes to Financial Statements.
8	www.xsquarecapital.com

X-Square Balanced Fund	Statement of Assets and Liabilities
June 30, 2021 (Unaudited)

ASSETS:
Investments, at fair value (Cost $20,764,190)	$22,866,896
Cash	436,872
Dividend and interest receivable	17,198
Capital shares sold receivable	336,415
Prepaid expenses and other assets	3,103
Total Assets	23,660,484

LIABILITIES:
Payable for investment securities purchased	457,508
Distributions payable to common shareholders	219,881
Accrued chief compliance officer fees payable	8,705
Payable due to advisor	6,625
Accrued fund accounting and administration fees payable	43,291
Accrued distribution fees payable	5,812
Accrued professional fees payable	52,890
Accrued trustees' fees payable	6,000
Other payables and accrued expenses	17,006
Total Liabilities	817,718
Net Assets	$22,842,766

COMPOSITION OF NET ASSETS ATTRIBUTABLE TO SHARES:
Paid-in capital	$20,940,361
Total distributable earnings	1,902,405
Net Assets	$22,842,766

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2021	9

X-Square Balanced Fund	Statement of Assets and Liabilities
June 30, 2021 (Unaudited)

NET ASSET VALUE
Class A:
Net assets	$18,775,469
Shares outstanding (unlimited shares authorized, no par value)	1,508,580
Net Asset Value per Share	$12.45
Maximum offering price per share (NAV/0.945, based on maximum sales charge of 5.50% of the offering price)	$13.17
Class C:
Net assets	2,792,453
Shares outstanding (unlimited shares authorized, no par value)	227,266
Net Asset Value per Share	12.29
Institutional Class:
Net assets	1,274,844
Shares outstanding (unlimited shares authorized, no par value)	101,960
Net Asset Value per Share	12.50

See Notes to Financial Statements.
10	www.xsquarecapital.com

X-Square Balanced Fund	Statement of Operations
For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax $1,249)	$77,029
Interest	6,050
Total Investment Income	83,079

EXPENSES:
Investment advisory fee (see Note 4)	81,308
Fund accounting, administration and compliance fees	98,412
Distribution fees
Class A	16,433
Class C	9,931
Professional fees	80,420
Trustees' fees and expenses	12,000
Transfer agent fees	19,191
Other expenses	12,125
Total Expenses	329,820
Less fees reimbursed by Adviser (See Note 4)
Class A	(79,676)
Class C	(12,119)
Institutional Class	(7,460)
Net Expenses	230,565
Net Investment Loss	(147,486)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investment securities	94,831
Foreign currency transactions	(48)
Net realized gain:	94,783
Change in unrealized appreciation on:
Investment securities	1,216,389
Net Realized and Unrealized Gain on Investments	1,311,172
Net Increase in Net Assets Resulting from Operations	$1,163,686

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2021	11

X-Square Balanced Fund	Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
FROM OPERATIONS:
Net investment loss	$(147,486)	$(54,887)
Net realized gain	94,783	127,438
Net change in unrealized appreciation	1,216,389	868,367
Net Increase in Net Assets from Operations	1,163,686	940,918

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Class A:	180,802	–
Class C:	27,272	–
Institutional Class:	11,807	–
Net Decrease in Net Assets from Distributions to Shareholders	(219,881)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A:	9,317,753	7,344,246
Class C:	1,286,818	1,268,500
Institutional Class:	175,018	871,415
Cost of shares redeemed
Class A:	(56,594)	(101,637)
Class C:	(34,177)	–
Institutional Class:	(12,938)	(34,450)
Redemption fees
Class A:	–	136
Class C:	342	–
Institutional Class:	–	101
Net Increase from Capital Share Transactions	10,676,222	9,348,311
Net Increase in Net Assets	11,620,027	10,289,229

NET ASSETS:
Beginning of period	11,222,739	933,510
End of period	$22,842,766	$11,222,739

See Notes to Financial Statements.
12	www.xsquarecapital.com

X-Square Balanced Fund	Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
OTHER INFORMATION:
Capital Share Transactions:
Class A:
Beginning shares	754,096	75,143
Shares sold	759,008	690,288
Shares redeemed	(4,524)	(11,335)
Ending Shares	1,508,580	754,096
Class C:
Beginning shares	124,409	10,894
Shares sold	105,654	113,515
Shares redeemed	(2,797)	–
Ending Shares	227,266	124,409
Institutional Class:
Beginning shares	88,869	4,000
Shares sold	14,124	87,992
Shares redeemed	(1,033)	(3,123)
Ending Shares	101,960	88,869

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2021	13

X-Square Balanced Fund – Class A	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Period November 4, 2019 (Commencement of Operations) to December 31, 2019
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$11.61		$10.37	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.11)		(0.14)	(0.00	)(b)
Net realized and unrealized gain on investments	1.12		1.38	0.37
Net increase in Net Asset Value	1.01		1.24	0.37

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.17)		–	–
Total Distributions to Common Shareholders	(0.17)		–	–

Net asset value per share - end of period	$12.45		$11.61	$10.37

Total Investment Return - Net Asset Value(c)	8.27%		11.96%	3.70%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$18,775		$8,756	$779
Ratio of actual expenses to average net assets including fee waivers and reimbursements	2.75	%(d)	2.75%	2.75	%(e)
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	3.96	%(d)	13.07%	115.61	%(e)
Ratio of net investment loss to average net assets	(1.73	%)(d)	(1.26%)	(0.19%)
Portfolio turnover rate	16.24%		20.14%	0.00%

(a)	Calculated using average shares outstanding.
(b)	Less than $0.005 per share.

See Notes to Financial Statements.
14	www.xsquarecapital.com

X-Square Balanced Fund – Class A	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

(c)	Total investment return is calculated assuming a purchase of shares at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.
(d)	Annualized
(e)	These ratios to average net assets have been annualized except the non-recurring offering costs, which have not been annualized.

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2021	15

X-Square Balanced Fund – Class C	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Period November 4, 2019 (Commencement of Operations) to December 31, 2019
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$11.50		$10.35	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.15)		(0.21)	(0.02)
Net realized and unrealized gain on investments	1.10		1.36	0.37
Net increase in Net Asset Value	0.95		1.15	0.35

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.16)		–	–
Total Distributions to Common Shareholders	(0.16)		–	–

Net asset value per share - end of period	$12.29		$11.50	$10.35

Total Investment Return - Net Asset Value(b)	7.91%		11.11%	3.50%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$2,792		$1,431	$113
Ratio of actual expenses to average net assets including fee waivers and reimbursements	3.50	%(c)	3.50%	3.50	%(d)
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	4.72	%(c)	14.81%	161.50	%(d)
Ratio of net investment loss to average net assets	(2.48	%)(c)	(1.95%)	(0.99%)
Portfolio turnover rate	16.24%		20.14%	0.00%

(a)	Calculated using average shares outstanding.

See Notes to Financial Statements.
16	www.xsquarecapital.com

X-Square Balanced Fund – Class C	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

(b)	Total investment return is calculated assuming a purchase of shares at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.
(c)	Annualized
(d)	These ratios to average net assets have been annualized except the non-recurring offering costs, which have not been annualized.

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2021	17

X-Square Balanced Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Period November 4, 2019 (Commencement of Operations) to December 31, 2019
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$11.65		$10.37	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.09)		(0.11)	(0.00	)(b)
Net realized and unrealized gain on investments	1.07		1.39	0.37
Net increase in Net Asset Value	0.98		1.28	0.37

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.13)		–	–
Total Distributions to Common Shareholders	(0.13)		–	–

Net asset value per share - end of period	$12.50		$11.65	$10.37

Total Investment Return - Net Asset Value(c)	8.33%		12.34%	3.70%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$1,275		$1,035	$41
Ratio of actual expenses to average net assets including fee waivers and reimbursements	2.50	%(d)	2.50%	2.50	%(e)
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	3.82	%(d)	12.00%	239.72	%(e)
Ratio of net investment loss to average net assets	(1.49	%)(d)	(1.00%)	(0.21%)
Portfolio turnover rate	16.24%		20.14%	0.00%

(a)	Calculated using average shares outstanding.
(b)	Less than $0.005 per share.

See Notes to Financial Statements.
18	www.xsquarecapital.com

X-Square Balanced Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

(c)	Total investment return is calculated assuming a purchase of shares at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.
(d)	Annualized
(e)	These ratios to average net assets have been annualized except the non-recurring offering costs, which have not been annualized.

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2021	19

X-Square Balanced Fund	Notes to Financial Statements
June 30, 2021 (Unaudited)

NOTE 1 — ORGANIZATION AND REGISTRATION

X-Square Balanced Fund, LLC (the "Fund") is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified investment company with an investment objective which seeks conservation of capital, current income and long-term growth of capital and income. The Fund currently offers Class A, Class C and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Fund’s Investment Adviser is X-Square Capital, LLC (the “Adviser”).

Subject to certain exceptions, investments in Class C shares are subject to a 1.00% contingent deferred sales charge if shares are sold within 12 months of purchase. The contingent deferred sales charge is expected to be calculated based on the lesser of the offering price and market value of shares being sold.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on fiscal period end of the Fund.

Portfolio Valuation: The net asset value (“NAV”) per common share of the Fund is determined daily, on each day that there is a regular trading session on the NYSE as of the close of regular trading. The Fund’s NAV per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of shares outstanding and rounding the result to the nearest full cent.

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time).

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, provided such price is not deemed stale, and that it represents fair value. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board of Managers (“the Board”) using a variety of pricing techniques and methodologies.

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X-Square Balanced Fund	Notes to Financial Statements
June 30, 2021 (Unaudited)

The market price for debt obligations (including short-term debt obligations with remaining maturities of 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from: (i) a broker/ dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when the Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund NAV is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign securities.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Fund’s valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

Cash and Cash Equivalents: Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Semi-Annual Report | June 30, 2021	21

X-Square Balanced Fund	Notes to Financial Statements
June 30, 2021 (Unaudited)

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis method for financial reporting purposes.

Expenses: Some expenses of the Fund can be directly attributed to a Fund specific share class. Expenses that cannot be directly attributed are apportioned among all share classes based on average net assets.

Income Taxes: The Fund is taxed under the dispositions applicable to Registered Investment Companies established by the Puerto Rico Internal Revenue Code of 2011, as amended ("the Code"), its regulations and the administrative pronouncements promulgated thereunder. The Code states that every registered investment company will be exempt from Puerto Rico income tax for a taxable year if it distributes to its stockholders at least 90% of its taxable net investment income for such taxable year. The Fund intends to meet the 90% distribution requirement on a yearly basis to maintain the income tax exemption.

For U.S. federal income taxes, the Fund will be treated as a foreign corporation not engaged in a trade or business in the United States for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “U.S. Code”) and does not intend to derive income treated as effectively connected with a trade or business in the United States. As a foreign corporation not engaged in a trade or business in the United States, the Fund will only be subject to United States federal income taxes if it realizes certain items of U.S. source income of a fixed or determinable annual or periodic nature, in which case the Fund will be subject to withholding of United States federal income tax at a 30% gross rate on such U.S. source income (not including interest received by the Fund on certain registered obligations).

The Puerto Rico income tax basis of the Fund's investments at June 30, 2021, was $20,764,190, and net unrealized appreciation for income tax purposes was $2,102,706 (gross unrealized appreciation $2,102,937; gross unrealized depreciation ($201)).

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund's 2020 tax returns. The Fund identifies its major tax jurisdictions as Commonwealth of Puerto Rico; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. The Fund remains subject to income tax examinations for its PR income taxes generally for the years 2019 through 2020.

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of June 30, 2021.

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X-Square Balanced Fund	Notes to Financial Statements
June 30, 2021 (Unaudited)

Indemnification: The Fund indemnifies its officers and managers for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3 — FAIR VALUE MEASUREMENTS

The Fund discloses the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | June 30, 2021	23

X-Square Balanced Fund	Notes to Financial Statements
June 30, 2021 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$15,045,854	$–	$–	$15,045,854
Government Bonds	7,821,042	–	–	7,821,042
Total	$22,866,896	$–	$–	$22,866,896

(a)	For a detailed sector breakdown, see the accompanying Schedule of Investments.

There were no Level 3 securities held in the Fund at June 30, 2021. There were no transfers in or out from Level 3.

NOTE 4 — INVESTMENT ADVISORY AGREEMENT

As compensation for its services, the Fund pays to the Adviser a monthly management fee at an annual rate of 1.00% of its average daily net assets.

The Adviser, pursuant to an Amended and Restated Expense Reimbursement Agreement (the “Agreement”), has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until one year from the date of the Fund’s prospectus, to ensure that Net Annual Operating Expenses (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, interest, other expenditures that are not capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) will not exceed 2.75%, 3.50% and 2.50% of the Fund’s average daily net assets, respectively for Class A, Class C and Institutional Class, respectively. The Adviser will be permitted to recover, on a class-by-class basis, any fees waived and/or expenses reimbursed pursuant to the Agreement described above to the extent that the Fund expenses in later periods fall below the lesser of (i) the expense limitation in effect at the time the fees and/or expenses to be recovered were waived and/or reimbursed and (ii) the expense limitation in effect at the time the Adviser seeks to recover the fees or expenses. The Adviser will not be entitled to recover any such waived or reimbursed fees and expenses more than three years after the date on which the fees were waived or expenses were reimbursed. The Adviser may not terminate this waiver arrangement without the approval of the Fund’s Board of Managers.

As of June 30, 2021, the following amounts were available for recoupment by the Adviser based upon their potential expiration date:

	Expiring in 2022	Expiring in 2023	Expiring in 2024
Class A	$84,992	$361,637	$79,676
Class C	25,562	30,046	12,119
Institutional	18,283	53,037	7,460

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X-Square Balanced Fund	Notes to Financial Statements
June 30, 2021 (Unaudited)

NOTE 5 — OTHER AGREEMENTS

Distribution and Services Agreement

The Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year with respect to Class A Shares, 0.00% with respect to Institutional Class shares and 1.00% with respect to Class C shares. The Class C distribution fee includes a distribution fee of up to 0.75% and a service fee of up to 0.25%.

ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor. The Distributor acts as an agent for the Fund and the distributor of the Fund’s shares.

Administration, Bookkeeping and Pricing Agreement

ALPS Fund Services, Inc. (“ALPS”) serves as the administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with ALPS administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement, ALPS will provide operational services to the Fund including, but not limited to fund accounting and fund administration and generally assist in the Fund operations.

Transfer Agency Agreement

ALPS also serves as the Transfer Agent to the Fund. Under the Transfer Agency Agreement, ALPS is responsible for maintaining all shareholder records of the Fund.

NOTE 6 — INVESTMENT TRANSACTIONS

Investment transactions for the year ended June 30, 2021, excluding U.S. Government Obligations and short-term investments, were as follows:

Cost of Investments Purchased	Proceeds from Investments Sold
$8,879,929	$2,470,716

Purchases and sales of U.S. Government Obligations for the year ended June 30, 2021 were as follows:

Cost of Investments Purchased	Proceeds from Investments Sold
$4,884,275	$–

Semi-Annual Report | June 30, 2021	25

X-Square Balanced Fund	Notes to Financial Statements
June 30, 2021 (Unaudited)

NOTE 7 — RISKS AND UNCERTAINTIES

The business results of operations and financial condition of the Fund may be adversely affected by public health epidemics, such as the COVID-19 pandemic. A public health crisis poses the risk that the Fund, it’s employees, business partners and investors may be prevented from conducting business activities for an indefinite period, including due to lockdowns that may be requested or mandated by governmental authorities.

NOTE 8 — SUBSEQUENT EVENTS

The Adviser has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

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X-Square Balanced Fund	Additional Information
June 30, 2021 (Unaudited)

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of the Fund’s Form N-PORT are available without a charge, upon request, by contacting the Fund at 1-787-282-1621 and on the SEC’s website at http://www.sec.gov.

PROXY VOTING

A description of the Fund’s proxy voting policies and procedures is available (1) without charge, upon request, by calling 1-787-282-1621, (2) on the Fund’s website located at http://www.xsquarecapital.com, or (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30 will be available on the SEC’s website at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program (the “Program”), as consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review the Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interest in the Fund.

The Board of Trustees of the Fund has approved the designation of the Adviser as the Program administrator (“Program Administrator”). The Program Administrator has established a Liquidity Committee (the “Committee”), which is comprised of representatives of the Fund and Adviser, to implement and provide day-to-day administration and oversight of the Program.

Among other things, the Liquidity Rule requires that the Program Administrator provide a written report to the Board on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of the Highly Liquid Investment Minimum (“HLM”) established for the Fund, if any, and material changes to the Program. At a meeting of the Board held on November 18, 2020, the Committee, on behalf of the Program Administrator, provided a written report (the “Report”) to the Board addressing the operation of the Program for the period from November 4, 2019 (commencing of operations) through September 30, 2020 (“Reporting Period”). The Report addressed the operation of the Program and the information and factors considered by the Committee in reviewing the adequacy and effectiveness of the Program’s implementation during the Reporting Period. The Report concluded that the Program was reasonably designed to assess and manage the Fund’s Liquidity Risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the Program during the Reporting Period and the Fund was not required to set an HLM. The Report further concluded that the Fund’s investment strategy continues to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the Program will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Trust’s investment portfolios, is found in the Fund’s Prospectus and Statement of Additional Information.

Semi-Annual Report | June 30, 2021	27

Intentionally Left Blank

Intentionally Left Blank

Must be accompanied or preceded by a Prospectus.

ALPS Distributors, Inc. is the Distributor for the X-Square Balanced Fund.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Managers, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2) of Regulation S-K, or this Item.

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Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable to Registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

X-Square Balanced Fund, LLC

By:	/s/ Ignacio Canto
Ignacio Canto
Principal Executive Officer/President

Date:	September 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

X-Square Balanced Fund, LLC

By:	/s/ Ruben Tapia
Ruben Tapia
Principal Financial Officer/Treasurer

Date:	September 1, 2021

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